TRADE RECEIVABLES, NET (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trade receivables, net
Allowance for doubtful accounts	(2,165)	(3,753)
Trade receivables, net	32,966	34,554
Allowance for doubtful accounts receivable
Movement in valuation allowances
Balance, beginning of the year	3,753	3,461	3,122
Allowance for doubtful accounts charge	2,933	3,366	2,257
Accounts receivable written off	(4,521)	(3,074)	(1,918)
Balance, end of the year	2,165	3,753	3,461
Roaming
Trade receivables, net
Trade receivables, gross	13,892	15,875
Subscribers
Trade receivables, net
Trade receivables, gross	10,722	12,548
Interconnect
Trade receivables, net
Trade receivables, gross	3,802	2,847
Dealers
Trade receivables, net
Trade receivables, gross	1,931	2,127
Other
Trade receivables, net
Trade receivables, gross	4,784	4,910